Transamerica Premier Funds
                             Adviser Shares

                    Supplement Dated April 1, 1996
            to Adviser Shares Prospectus Dated September 22, 1995

  The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.
  The following information supplements the section titled Fund Expenses. As an additional subsidy, beginning on April 1, 1996 the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for the Transamerica Premier Index Fund and the Transamerica
Premier Cash Reserve Fund, other than certain extraordinary or non-recurring expenses, which together exceed the Total Operating Expenses shown below for each Fund until the earlier of June 30, 1996 or such time as the Fund s assets exceed $50 million.
  The estimated operating expenses for the period from April 1, 1996 to June 30, 1996 for these Funds are as follows:

Transamerica Premier Index Fund
Transamerica Premier Cash Reserve Fund
Estimated Fund Operating Expenses
From 4/1/96 to 6/30/96
(as a percent of average net assets)



               Adviser                                      Total Operating
               Fee After      12b-1     Other Expenses    Expenses After Waiver
Fund            Waiver         Fee    After Reimbursement    and Reimbursement
Premier Index    0.00%         1.00%         0.15%               1.15%
Premier Cash
     Reserve     0.00%         0.25%         0.15%               0.40%


 The estimated annual operating expenses for these Funds from October 2, 1995 to September 30, 1996 are as follows:

Transamerica Premier Index Fund
Transamerica Premier Cash Reserve Fund
Estimated Annual Fund Operating Expenses
From 10/2/95 to 9/30/96
(as a percent of average net assets)



               Adviser                                      Total Operating
               Fee After      12b-1     Other Expenses    Expenses After Waiver
Fund            Waiver         Fee    After Reimbursement    and Reimbursement
Premier Index     0.15%        1.00%         0.22%               1.37%
Premier Cash
     Rerserve     0.09%        0.25%         0.17%               0.51%


 For the estimated operating expenses for the Transamerica Premier Funds other than those listed above, see the section of the Prospectus titled Fund Expenses.

PEO2A-0596